Accounts And Other Payables And Contract Liabilities- Summary of Accounts And Other Payables And Contract Liabilities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Accounts and other payables and contract liabilities [Abstract]
Employment benefit payable	¥ 4,041,847	¥ 3,203,478
Contract liabilities from retail credit facilitation service	1,107,263	0
Tax payable	831,329	553,507
Payable to cooperation banks (a)	702,844	97,567
Payable to investees	431,148	431,148
Trust management fee	415,817	94,463
Payable to external suppliers	401,209	433,410
Cash compensation of Class C ordinary shares restructing	46,749	98,658
Others	836,049	571,526
Total	¥ 8,814,255	¥ 5,483,757